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VIA EDGAR


August 29, 2008

Division of Investment Management
Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Re:      FS Variable Annuity Account Five ("Registrant")
         First SunAmerica Life Insurance Company ("Depositor")
         Seasons Triple Elite and Seasons Elite Variable Annuities File No. 333-118218 and 811-08369

Ladies and Gentlemen:

Pursuant to Rule 497(j), please be advised that the form of Prospectus and Statement of Additional Information dated August 28, 2008 for Registrant on behalf of the Seasons Triple Elite and Seasons Elite Variable Annuities contain no changes from the form of Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 13 under the Securities Act of 1933 and Amendment No.14 under the Investment Company Act of 1940, respectively, to the above-mentioned Registration Statement filed on Form N-4 with the Securities and Exchange Commission on August 27, 2008 via EDGAR.

Should you have any questions regarding this filing, please do not hesitate to contact me at (310) 772-6259.


Very truly yours,

/s/ Helena Lee
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Helena Lee
Counsel